Litigation Matters	12 Months Ended
Dec. 31, 2013
Litigation Matters
Note 20.	Litigation Matters

In the normal course of business, Artisan may be subject to various legal and administrative proceedings. Currently, there are no legal or administrative proceedings that management believes may have a material effect on the consolidated financial position or results of operations.